Business Segments	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Business Segments	Business Segments
Former Six Flags' chief operating decision maker “CODM” regularly receives consolidated information which is used to make strategic decisions. Each individual park location has a Park President or General Manager responsible for the operational results and executing the strategy set forth by the CODM. Substantially all of the parks provide similar products and services through a similar process to the same class of customer through a consistent method. Former Six Flags believed that the parks share common economic characteristics. Based on these factors, there is only one reportable segment - parks.
The following information reflects goodwill and long-lived assets (which consists of property and equipment, right-of-use operating leases and intangible assets) as of June 30, 2024, December 31, 2023, and July 2, 2023:

	As of
(Amounts in thousands)	June 30, 2024	December 31, 2023	July 2, 2023
Domestic	$2,341,766	$2,297,440	$2,292,265
Foreign	133,450	126,409	121,844
Total	$2,475,216	$2,423,849	$2,414,109
The following information reflects revenues and (loss) income before income taxes by domestic and foreign jurisdictions for the six months ended June 30, 2024, and July 2, 2023:

	Domestic	Foreign	Total
2024	(Amounts in thousands)
Revenues	$507,294	$64,490	$571,784
(Loss) income before income taxes	(42,731)	10,229	(32,502)
2023
Revenues	$529,735	$56,162	$585,897
(Loss) income before income taxes	(55,878)	26,294	(29,584)